PRE-OPENING EXPENSES	12 Months Ended
Dec. 31, 2021
PRE-OPENING EXPENSES
PRE-OPENING EXPENSES

12.PRE-OPENING EXPENSES

The Group expenses all costs incurred in connection with start-up activities, including pre-operating costs associated with new hotel facilities and costs incurred with the formation of the subsidiaries, such as organization costs. Pre-opening expenses primarily include rental expenses and employee costs incurred during the hotel pre-opening period.

	Years Ended December 31,
	2019	2020	2021
Rents	460	251	68
Personnel costs	14	15	5
Others	28	22	8
Total	502	288	81